Equity Incentive Plan - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price	$ 11.50		$ 11.50
Groop Internet Platform Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost	$ 12,545		$ 9,337
Total unrecognized compensation cost, over a period	4 years		4 years
Warrant liability fair value disclosure	$ 609		$ 444	$ 98
Stock option granted to employees [Member] | Groop Internet Platform Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 7	$ 0.73	$ 1.92	$ 0.78
2014 Global Share Incentive Plan The Option Plan [Member] | Groop Internet Platform Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares are reserved for issuance	201,427		889,046
Vesting period	4 years		4 years
Contractual terms	ten years		ten years
Common Stock | Groop Internet Platform Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding	60,000		60,000
Warrant exercise price	$ 0.44		$ 0.44
Class of warrant or right issued year	2017		2017
Class of warrant or right expire year	2027		2027
Series D Convertible Preferred Stock | Groop Internet Platform Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding	50,881		50,881
Warrant exercise price	$ 2.75		$ 2.75
Warrant liability fair value disclosure	$ 609		$ 444
Class of warrant or right issued year	2019		2019
Class of warrant or right expire year	2029		2029